CONDENSED CONSOLIDATED STATEMENTS OF CASHFLOWS (Unaudited)	9 Months Ended
Sep. 30, 2020 USD ($)
Cash flows from operating activities:
Depreciation	$ 6,579
Cash from sales of trading securities	253,246
Fund disbursed	(15,662)
Accrued interest	1,394
Purchase of trading securities	(266,958)
Net cash used in operating activities	(21,401)
Cash flows from investing activities:
Acquisition of businesses	(24,152)
Payment for real estate investment	(970,148)
Purchase of fixed assets	(19,828)
Net cash used in investing activities	(1,014,128)
Cash flows from financing activities
Proceeds from issuance of notes payable	150,000
Proceeds from issuance of marginal loan payable	1,219
Proceeds from issuance of line of credit - short term - related party	122,432
Proceeds from issuance of line of credit - long term - related party	766,718
Net cash provided by financing activities	1,040,369
Net increase in cash	4,840
Cash at the beginning of the period	500
Cash at end of the period	5,340
Supplemental disclosures of cash flow information Cash paid during the period for:
Interest paid	115
Income taxes paid	$ 0